CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
CHANGES IN ACCOUNTING POLICIES
2.	CHANGES IN ACCOUNTING POLICIES

a)	Change in generally accepted accounting principles

Effective January 1, 2011, the Company has adopted United States generally accepted accounting principles (“US GAAP”) as its basis of accounting. For comparative purposes, the historical information included in these statements has been restated in accordance with these standards. Certain of the comparative figures have been restated to conform to the current year presentation.

b)	Change in functional currency

Effective January 1, 2011, the functional currency of the Company’s parent and several of its subsidiaries has changed. As at January 1, 2011, the US dollar (USD) is the functional currency of IMRIS Inc. (parent) and IMRIS, Inc., the Euro is the functional currency of IMRIS Europe SPRL and IMRIS Germany GmbH, the rupee is the functional currency of IMRIS India Private Limited and the yen is the functional currency of IMRIS KK. NeuroArm Surgical Limited has retained the Canadian dollar as its functional currency. In accordance with ASC 830 the Company’s assets and liabilities were translated into USD as at January 1, 2011 using the exchange rate in effect on that date. Equity transactions were translated at historical rates. As the change took place on the first day of the fiscal year, there was no income statement or cash flow translation required. Any exchange differences resulting from the translation are included in accumulated other comprehensive income presented in shareholders’ equity.

c)	Change in reporting currency

Effective January 1, 2011, the Company adopted USD as its reporting currency. The Company made this change as a result of its common shares being listed on the NASDAQ and a significant portion of its revenue, expenses, assets and liabilities being denominated in US dollars. Prior to that date the Company’s consolidated financial statements were expressed in Canadian dollars. For comparative purposes, the historical financial information included in these statements has been restated to USD using the current rate method. Under this method, assets and liabilities are translated at the closing rate in effect at the end of these periods, revenues, expenses and cash flows are translated at average rates in effect for these periods and equity transactions are translated at historical rates. Any exchange differences resulting from the translation are included in accumulated other comprehensive income presented in shareholders’ equity.